COMMITMENTS, CONTINGENCIES AND CHARGES (Commitments, Charges, and Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Israeli Bank [Member]
Line of credit:
Amount of revolving line of credit	$ 600
Spread over LIBOR	4.00%
LIBOR rate	0.167%	0.15%
Bank, to Secure Lease Agreements [Member]
Line of credit:
Amount of guarantee by bank	216
Bank, Provided to Certain Customers and Vendors [Member]
Line of credit:
Amount of guarantee by bank	409
Royalty Commitment with Israeli Government [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalty as a percentage of grants received	100.00%
Outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued	$ 183	80
Royalty Commitment with Israeli Government [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Royalty Commitment with Israeli Government [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%